SHARE-BASED PAYMENTS - Outstanding (Details)				12 Months Ended
	Feb. 01, 2021 CAD ($)	Feb. 01, 2021 USD ($)	Jan. 01, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($)
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options exercised			0
Proceeds from exercise of options	$ 423,700	$ 333,600		$ 1,823,000	$ 1,198,000
Stock options
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding (in shares)						9,959,927	9,917,336	9,124,005
Vested (in shares)						7,774,007	7,229,622
Stock options exercised				2,112,103	1,358,491
Stock options | Price range five [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (per share) | $ / shares						$ 1.25	$ 1.25
Remaining life				2 years 6 months	3 years 6 months
Outstanding (in shares)						1,012,014	1,427,014
Vested (in shares)						1,012,014	938,848
Stock options | Price range four [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (per share) | $ / shares						$ 1.25	$ 1.25
Remaining life				2 years 4 months 24 days	3 years 4 months 24 days
Outstanding (in shares)						980,000	1,050,000
Vested (in shares)						980,000	700,000
Stock options | Price range one [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (per share) | $ / shares						$ 0.15	$ 0.15
Remaining life				1 month 6 days	10 months 24 days
Outstanding (in shares)						225,000	550,000
Vested (in shares)						225,000	550,000
Stock options | Price range three [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (per share) | $ / shares						$ 1.39	$ 1.39
Remaining life				1 year 6 months	2 years 6 months
Outstanding (in shares)						2,310,000	3,465,000
Vested (in shares)						2,310,000	3,465,000
Stock options | Price range two [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (per share) | $ / shares						$ 0.81	$ 0.81
Remaining life				1 month 6 days	10 months 24 days
Outstanding (in shares)						39,900	76,000
Vested (in shares)						39,900	76,000
Stock options | Price range six [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (per share) | $ / shares						$ 1.25	$ 1.25
Remaining life				2 years 8 months 12 days	3 years 8 months 12 days
Outstanding (in shares)						100,000	150,000
Vested (in shares)						100,000	100,000
Stock options | Price range seven [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (per share) | $ / shares						$ 1.30	$ 1.30
Remaining life				2 years 10 months 24 days	3 years 10 months 24 days
Outstanding (in shares)						1,000,000	1,000,000
Vested (in shares)						1,000,000	666,667
Stock options | Price range eight [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (per share) | $ / shares						$ 1.06	$ 1.06
Remaining life				3 years 2 months 12 days	4 years 2 months 12 days
Outstanding (in shares)						1,850,227	1,978,660
Vested (in shares)						1,226,818	659,553
Stock options | Price range nine [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (per share) | $ / shares						$ 1.00	$ 1.00
Remaining life				3 years 4 months 24 days	4 years 4 months 24 days
Outstanding (in shares)						117,450	117,450
Vested (in shares)						78,300	39,150
Stock options | Price range ten [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (per share) | $ / shares						$ 1.65	$ 1.65
Remaining life				3 years 7 months 6 days	4 years 7 months 6 days
Outstanding (in shares)						103,212	103,212
Vested (in shares)						68,808	34,404
Stock options | Price range eleven [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (per share) | $ / shares						$ 2.21
Remaining life				4 years 2 months 12 days
Outstanding (in shares)						1,022,124
Vested (in shares)						333,166
Stock options | Price Range twelve [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (per share) | $ / shares						$ 2.39
Remaining life				4 years 3 months 18 days
Outstanding (in shares)						600,000
Vested (in shares)						200,000
Stock options | Price range thirteen [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (per share) | $ / shares						$ 2.58
Remaining life				4 years 3 months 18 days
Outstanding (in shares)						50,000
Vested (in shares)						16,667
Stock options | Price range fourteen [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (per share) | $ / shares						$ 3.82
Remaining life				4 years 6 months
Outstanding (in shares)						300,000
Vested (in shares)						100,000
Stock options | Price range fifteen[member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (per share) | $ / shares						$ 6.03
Remaining life				4 years 7 months 6 days
Outstanding (in shares)						200,000
Vested (in shares)						66,667
Stock options | Price range sixteen [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (per share) | $ / shares						$ 5.80
Remaining life				4 years 8 months 12 days
Outstanding (in shares)						50,000
Vested (in shares)						16,667